INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 3,528	$ 4,970	$ 6,769	$ 9,525
COST OF REVENUES	1,451	2,811	2,967	5,531
GROSS PROFIT	2,077	2,159	3,802	3,994
RESEARCH AND DEVELOPMENT EXPENSES - net	1,765	3,117	3,273	6,133
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	2,712	3,074	5,388	7,194
OPERATING LOSS	(2,400)	(4,032)	(4,859)	(9,333)
FINANCIAL EXPENSES - net	(455)	(340)	(760)	(707)
INCOME (EXPENSES) FROM DEVALUATION (Revaluation) OF CONVERSION FEATURE EMBEDDED IN SERIES A CONVERTIBLE NOTES	(57)	(388)	(416)	(740)
GAIN/LOSS FROM REVALUATION OF SERIES B CONVERTIBLE NOTES	653	(201)	168	(201)
NET LOSS FOR THE PERIOD	(2,259)	(4,961)	(5,867)	(10,981)
LOSS PER SHARE ("EPS"):
Basic	$ (0.1)	$ (0.22)	$ (0.26)	$ (0.49)
Diluted	$ (0.12)	$ (0.22)	$ (0.26)	$ (0.49)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN COMPUTATION OF EPS (in thousands):
Basic	22,769	22,732	22,767	22,624
Diluted	27,133	22,732	22,767	22,624
COMPREHENSIVE LOSS:
Unrealized losses (gains) on available-for-sale marketable securities	386	(1,045)	1,023	(920)
NET COMPREHENSIVE LOSS FOR THE PERIOD	$ (1,873)	$ (6,006)	$ (4,844)	$ (11,901)